Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2024
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Loss	Accumulated Other Comprehensive Loss

	Year ended
	December 31, 2024	December 31, 2023
	(in thousands)
Currency translation adjustments	$(234,075)	$(149,148)
Remeasurement of retirement benefit obligations	1,726	7,803
Gain / (loss) on cash flow hedge	2,420	(2,161)
Total	$(229,929)	$(143,506)